Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Voyage revenue	$ 558,937	$ 293,495
EXPENSES:
Voyage expenses	(19,833)	(3,071)
Voyage expenses-related parties (Note 3)	(7,740)	(4,301)
Vessels’ operating expenses	(133,351)	(69,600)
General and administrative expenses	(5,386)	(2,459)
General and administrative expenses – related parties (Note 3)	(5,699)	(4,457)
Management fees-related parties (Note 3)	(21,892)	(11,786)
Amortization of dry-docking and special survey costs (Note 8)	(5,646)	(4,847)
Depreciation (Notes 7, 12 and 21)	(82,476)	(58,726)
Gain on sale of vessels, net (Note 7)	21,250	1,406
Foreign exchange gains	387	146
Operating income	298,551	135,800
OTHER INCOME / (EXPENSES):
Interest income	138	1,489
Interest and finance costs (Note 17)	(55,211)	(36,548)
Income from equity method investments (Note 10)	776	4,951
Fair value measurement of equity securities (Note 5)	0	51,094
Other, net	1,680	2,983
Loss on derivative instruments, net (Note 19)	(910)	(1,012)
Total other income / (expenses), net	(53,527)	22,957
Net Income	245,024	158,757
Earnings allocated to Preferred Stock (Note 16)	(15,448)	(15,448)
Net income available to Common Stockholders	$ 229,576	$ 143,309
Earnings per common share, basic and diluted (Note 16) (in dollars per share)	$ 1.85	$ 1.17
Weighted average number of shares, basic and diluted (Note 16) (in shares)	124,228,628	122,615,427